Cover	Feb. 18, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 18, 2022
Entity File Number	0-22182
Entity Registrant Name	MOSAIC IMMUNOENGINEERING, INC.
Entity Central Index Key	0000836564
Entity Tax Identification Number	84-1070278
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1537 South Novato Blvd
Entity Address, City or Town	Novato
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94947
City Area Code	(657)
Local Phone Number	208-0890
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false